Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	Jan. 05, 2015
Document Effective Date	Jan. 06, 2015
Prospectus Date	Jan. 06, 2015
Classes I, A, L Prospectus | Emerging Markets Leaders Portfolio | Class I
Risk/Return:
Trading Symbol	MELIX
Classes I, A, L Prospectus | Emerging Markets Leaders Portfolio | Class A
Risk/Return:
Trading Symbol	MELAX
Classes I, A, L Prospectus | Emerging Markets Leaders Portfolio | Class L
Risk/Return:
Trading Symbol	MELLX
Class IS Prospectus | Emerging Markets Leaders Portfolio | Class IS
Risk/Return:
Trading Symbol	MELSX